Financial instruments -Disclosure of carrying values and fair values of financial instruments, by class (Details) - CAD ($)	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Financial assets
Cash and cash equivalents	$ 13,972,659	$ 15,030,988	$ 489,215
Amounts receivable	338,715	332,248
Financial liabilities
Accounts payable and accrued liabilities	1,418,049	1,067,251
Accrued interest	0	249,310
Deferred revenue	0	275,578
Convertible debentures	0	6,731,350
At fair value through profit or loss [Member]
Financial assets
Cash and cash equivalents	0	0
Amounts receivable	0	0
Loan to Merit Foods	0	0
Total	0	0
Financial liabilities
Accounts payable and accrued liabilities	0	0
Accrued interest		0
Convertible debentures		0
Total	0	0
Financial assets at amortised cost [Member]
Financial assets
Cash and cash equivalents	13,972,659	15,030,988
Amounts receivable	338,715	332,248
Loan to Merit Foods	2,893,511	2,659,830
Total	17,204,885	18,023,066
Financial liabilities
Accounts payable and accrued liabilities	0	0
Accrued interest		0
Convertible debentures		0
Total	0	0
Financial liabilities at amortised cost [Member]
Financial assets
Cash and cash equivalents	0	0
Amounts receivable	0	0
Loan to Merit Foods	0	0
Total	0	0
Financial liabilities
Accounts payable and accrued liabilities	1,418,049	1,067,251
Accrued interest		249,310
Convertible debentures		6,731,350
Total	1,418,049	8,047,911
Fair value [Member]
Financial assets
Cash and cash equivalents	13,972,659	15,030,988
Amounts receivable	338,715	332,248
Loan to Merit Foods	2,967,704	2,659,830
Total	17,279,078	18,023,066
Financial liabilities
Accounts payable and accrued liabilities	1,418,049	1,067,251
Accrued interest		249,310
Convertible debentures		6,731,350
Total	$ 1,418,049	$ 8,047,911